Document and Entity Information	Jun. 02, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001880968
Document Type	8-K
Document Period End Date	Jun. 02, 2023
Entity Registrant Name	Sound Point Acquisition Corp I, Ltd
Entity Incorporation State Country Code	E9
Entity File Number	001-41312
Entity Tax Identification Number	98-1600571
Entity Address, Address Line One	375 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10152
City Area Code	(212)
Local Phone Number	895-2289
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share Par Value 0.0001 Per Share And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	SPCMU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SPCM
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share Par Value 0.0001 Per Share At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share, par value $0.0001 per share, at an exercise price of $11.50 per
Trading Symbol	SPCMW
Security Exchange Name	NASDAQ